Note 22 - Noncontrolling Interests (Details) - Noncontrolling Interests (USD $)	12 Months Ended				12 Months Ended					12 Months Ended			12 Months Ended										12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Precious Metal Trading Services [Member] CFO Tahoe [Member]	Dec. 31, 2013 Precious Metal Trading Services [Member] Noncontrolling Interest Not Including Additional Paid In Capital [Member]	Dec. 31, 2013 Precious Metal Trading Services [Member]	Dec. 31, 2013 Investment Advisory Services [Member] CFO East Win [Member]	Dec. 31, 2012 Investment Advisory Services [Member] CFO East Win [Member]	Dec. 31, 2013 Investment Advisory Services [Member] Champion Connection [Member]	Dec. 31, 2013 Investment Advisory Services [Member]	Dec. 31, 2012 Investment Advisory Services [Member]	Dec. 31, 2013 Institutional Subscription Services [Member] Champion Connection [Member]	Dec. 31, 2013 Institutional Subscription Services [Member]	Dec. 31, 2013 iSTAR Financial Holdings Brokerage Services [Member]	Dec. 31, 2012 iSTAR Financial Holdings Brokerage Services [Member]	Dec. 31, 2011 iSTAR Financial Holdings Brokerage Services [Member]	Dec. 31, 2013 Noncontrolling Interest Not Including Additional Paid In Capital [Member] CFO East Win [Member]	Dec. 31, 2012 CFO East Win [Member]	Jun. 30, 2012 CFO East Win [Member]	Dec. 31, 2013 CFO Tahoe [Member]	Sep. 30, 2013 CFO Tahoe [Member]	Dec. 31, 2013 Champion Connection [Member]	Dec. 31, 2013 Noncontrolling Interest Not Including Additional Paid In Capital [Member]
Redeemable Noncontrolling Interest [Line Items]
Balance	$ 751,368	$ (104,908)	$ (56,802)							$ 688,062				$ 63,306	$ (104,908)	$ (56,802)
Acquisitions				9,508,295			586,954	871,960	1,760,861			938,112					586,954	871,960	(871,960)	9,508,295	(9,508,295)	2,698,973
Changes in ownership of subsidiaries	(778,815)									289,656			(1,068,471)
Capital injection from noncontrolling interests	1,397,616				1,405,963																		1,405,963
Share-based compensation	74,376	89,256	88,940											74,376	89,256	88,940
Net income (loss)	399,238	(104,940)	(137,046)			1,056,322				(419,202)	(183,898)		(64,585)	(173,297)	78,958	(137,046)
Balance	$ 14,646,352	$ 751,368	$ (104,908)			$ 11,970,580				$ 2,906,331	$ 688,062		$ (194,944)	$ (35,615)	$ 63,306	$ (104,908)